Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Contributions paid by the Bank

(Dollars in thousands)
2012			2011		2010
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/09/2012	$234	**
10/12/2012	38
12/31/2012	134		10/14/2011	$57	12/30/2010	$237

Total	$406			$57		$237

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

Summary of the ESOP share allocation

	2012	2011	2010
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)

Shares allocated to participants end of year	350,539	339,991	335,453

Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)

Unreleased shares end of year	377,074	401,452	425,769

Total ESOP shares end of year	727,613	741,443	761,222

Fair value of unreleased shares at December 31	$1,308,447	778,817	1,196,411

Summary of activities under all plans

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period
1995 Plan
December 31, 2009	0	0	40,500	$13.10	0	$0
Forfeited/expired	0	0	(25,500)	11.25	0	0

December 31, 2010	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	0	0	0	0

December 31, 2011	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	(15,000)	16.25	0	0

December 31, 2012	0	0	0	0	0	0

2001 Plan
December 31, 2009	0	14,515	145,371	19.91	102,831	1.49
Forfeited/expired	0	0	(5,921)	16.13	(5,921)	1.43
Forfeited/expired	0	(170)	0	0	0	0
Vested	0	(8,904)	0	0	(3,102)	3.52

December 31, 2010	0	5,441	139,450	20.07	93,808	1.43
Vested	0	(5,441)	0	0	(21,292)	1.43

December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43

December 31, 2012	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2009	236,134	82,388	15,000	4.77	15,000	4.41
Granted January 26, 2010	(85,290)	71,075	0	N/A	0	0	3 years
Forfeited/expired	7,118	(5,790)	0	0	0	0
Forfeited/expired	5,921	0	0	0	0	0
Vested	0	(13,630)	0	0	(3,000)	4.41

December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3 years
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41

December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3 years
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(36,246)	0	0	(3,000)	4.41

December 31, 2012	121,965	162,162	15,000	4.77	6,000	0

Total all plans	121,965	162,162	60,540	$22.40	6,000	$4.41

Summarizes information about stock options outstanding

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	1.2	15,540	0	$0	N/A
26.98	15,000	1.6	15,000	0	0	N/A
30.00	15,000	2.4	15,000	0	0	N/A
4.77	15,000	6.4	9,000	6,000	4,701	1.4

	60,540		54,540	6,000	$4,701